UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2003
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio     August 6, 2003
Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: $45,589

List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion   Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs  Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------  -----  ------ ------
A. D. Midland                  Common   039483102       233    18110   x                       7110          11000
Anadarko Petroleum             Common   032511107      1451    32630   x                      19530          13100
Avon Products, Inc.            Common   054303102      1691    27190   x                      15340          11850
BP PLC ADR                     Common   055622104       437    10409   x                       2090           8319
Baxter International           Common   071813109      1983    76280   x                      42430          33850
CNA Financial Corp.            Common   126117100      1555    63200   x                      36410          26790
Coach                          Common   189754104      2475    49758   x                      27162          22596
Concord EFS, Inc.              Common   206197105       180    12220   x                       4990           7230
Du Pont De Nemours             Common   263534109      1813    43550   x                      24590          18960
Duke Energy                    Common   264399106      2123   106430   x                      58760          47670
Electronic Data Systems        Common   285661104      1334    62170   x                      36270          25900
Exxon-Mobil                    Common   30231G102      2019    56228   x                      32340          23888
Federal Natl Mtg               Common   313586109      1875    27800   x                      16110          11690
Fortune Brands, Inc.           Common   349631101       230     4400   x                       1810           2590
General Electric               Common   369604103       238     8300   x                       1600           6700
GlaxoSmithKline                Common   37733w105      1952    48150   x                      27158          20992
Goodrich Corp.                 Common   382388106      1819    86632   x                      47722          38910
Harrah's Entertainment         Common   413619107      1597    39690   x                      22830          16860
Johnson & Johnson              Common   478160104       315     6100   x                                      6100
Lowes Companies                Common   548661107       315     7340   x                       2370           4970
MBIA Inc.                      Common   55262C100       209     4290   x                       1630           2660
Nokia Corp.                    Common   654902204       183    11142   x                       2822           8320
Pactiv Corp.                   Common   695257105      1717    87100   x                      52590          34510
Pepsico                        Common   713448108       217     4880   x                       1800           3080
Pfizer                         Common   717081103       320     9365   x                       3070           6295
Procter & Gamble               Common   742718109       317     3550   x                        500           3050
Progressive Corp.              Common   743315103       264     3610   x                       1530           2080
Servicemaster                  Common   81760N109      1758   164330   x                      90380          73950
Sherwin Williams               Common   824348106      1578    58700   x                      34000          24700
Symantec                       Common   871503108      2115    48170   x                      27660          20510
Sysco Corp.                    Common   871829107       312    10390   x                       3540           6850
Target Corp.                   Common   87612E106       232     6130   x                       2580           3550
Tenet Healthcare Corp.         Common   88033G100       689    59195   x                      34655          24540
Tyco International Ltd.        Common   902124106      2149   113230   x                      63990          49240
U.S. Bancorp                   Common   902973304      2124    86701   x                      50550          36151
Verizon Communications         Common   92343v104      1461    37024   x                      18334          18690
Washington Mutual              Common   939322103      2221    53785   x                      29830          23955
Yum! Brands, Inc.              Common   988498101      2086    70580   x                      41310          29270